Share-Based Compensation - Summary of Option Activity (Details) - 2010 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	406,912,618
Options Outstanding, Granted | shares	88,611,584
Options Outstanding, Forfeited/Expired | shares	(12,111,374)
Options Outstanding, Exercised | shares	(62,714,554)
Options Outstanding, Ending balance | shares	420,698,274
Options Outstanding, Vested and expected to vest | shares	401,055,919
Options Outstanding, Exercisable | shares	245,054,484
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.48
Weighted Average Exercise Price, Granted | $ / shares	0.51
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	0.51
Weighted Average Exercise Price, Exercised | $ / shares	0.44
Weighted Average Exercise Price, Ending balance | $ / shares	0.49
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.48
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.47
Weighted Average Remaining Contractual Life, Outstanding	7 years 5 months 1 day
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 4 months 2 days
Weighted Average Remaining Contractual Life, Exercisable	6 years 6 months 29 days
Aggregate Intrinsic Value, Outstanding | $	$ 846,289
Aggregate Intrinsic Value, Vested and expected to vest | $	807,293
Aggregate Intrinsic Value, Exercisable | $	$ 497,590